Interest in associates and joint ventures	6 Months Ended
Jun. 30, 2018
Interests In Other Entities [Abstract]
Interests in associates and joint ventures

9	Interests in associates and joint ventures
At 30 June 2018, the carrying amount of HSBC’s interests in associates and joint ventures was $22,572m (31 December 2017: $22,744m).

Principal associates of HSBC
	At
	30 Jun 2018		31 Dec 2017
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	17,890	10,830	18,057	10,491
The Saudi British Bank	3,568	5,048	3,618	4,320

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).
Bank of Communications Co., Limited
Impairment testing
At 30 June 2018, the fair value of HSBC’s investment in Bank of Communications Co., Limited (‘BoCom’) had been below the carrying amount for approximately six years. As a result, the Group performed an impairment test on the carrying amount of the investment in BoCom, which confirmed there was no impairment at 30 June 2018.

At
	30 Jun 2018			31 Dec 2017
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
Bank of Communications Co., Limited	18.2	17.9	10.8	18.3	18.1	10.5

Basis of recoverable amount
The impairment test was performed by comparing the recoverable amount of BoCom, determined by a value in use (‘VIU’) calculation, with its carrying amount. The VIU calculation uses discounted cash flow projections based on management’s estimates of earnings. Cash flows beyond the short to medium term are then extrapolated in perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. An imputed capital maintenance charge (‘CMC’) is calculated to reflect expected regulatory capital requirements, and is deducted from forecast cash flows. The principal inputs to the CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets, and the expected minimum regulatory capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other factors (including qualitative factors) to ensure that the inputs to the VIU calculation remain appropriate. Significant management judgement is required in estimating the future cash flows of BoCom.
Key assumptions in VIU calculation
The assumptions we used in our VIU calculation were:

•	Long-term profit growth rate: 3% (31 December 2017: 3%) for periods after 2021, which does not exceed forecast GDP growth in mainland China and is within the range forecast by external analysts.

•	Long-term asset growth rate: 3% (31 December 2017: 3%) for periods after 2021, which is the rate that assets are expected to grow to achieve long-term profit growth of 3%.

•
Discount rate: 11.85% (31 December 2017: 11.85%), which is based on a capital asset pricing model (‘CAPM’) calculation for BoCom, using market data. Management also compares rates derived from the CAPM with discount rates from external sources. The discount rate used is within the range of 11.3% to 12.7% (31 December 2017: 10.2% to 13.4%) indicated by external sources.

•
Loan impairment charge as a percentage of customer advances: ranges from 0.70% to 0.72% (31 December 2017: 0.66% to 0.82%) in the short to medium term, and is based on the forecasts disclosed by external analysts. For periods after 2021, the ratio is 0.70%
(31 December 2017: 0.70%), slightly higher than the historical average.

•	Risk-weighted assets as a percentage of total assets: 62% (31 December 2017: 62%) for all forecast periods. This is slightly higher than BoCom’s recent actual results.

•	Cost-income ratio: ranges from 37.3% to 38.0% (31 December 2017: 37.1% to 38.0%) in the short to medium term. This is consistent with the forecasts disclosed by external analysts.
The following changes to each key assumption on its own used in the VIU calculation would be necessary to reduce headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
• Long-term profit growth rate	Decrease by 13 basis points
• Long-term asset growth rate	Increase by 11 basis points
• Discount rate	Increase by 15 basis points
• Loan impairment charge as a percentage of customer advances	Increase by 2 basis points
• Risk-weighted assets as a percentage of total assets	Increase by 74 basis points
• Cost-income ratio	Increase by 50 basis points